CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total IBM Stockholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss) Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Cumulative Effect, Period of Adoption, Adjustment	Total
Balance at the Beginning of the Period at Dec. 31, 2017		$ 17,594	$ 54,566		$ 153,126	$ (163,507)	$ (2,422)	$ (26,592)	$ 131		$ 17,725
Net income plus other comprehensive income/(loss):
Net income		8,728			8,728						8,728
Other comprehensive income/(loss)		(476)						(476)			(476)
Total comprehensive income/(loss)		8,252									8,252
Cash dividends paid - common stock		(5,666)			(5,666)						(5,666)
Common stock issued under employee plans		585	585								585
Purchases and sales of treasury stock under employee plans - net		(103)			15	(117)					(103)
Other treasury shares purchased, not retired		(4,447)				(4,447)					(4,447)
Changes in other equity		0	0		0						0
Changes in noncontrolling interests									3		3
Balance at the End of the Period (Accounting Standards Update 2014-09, Revenue from Contracts with Customers) at Dec. 31, 2018	$ 580			$ 580						$ 580
Balance at the End of the Period (Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)) at Dec. 31, 2018				2,422			$ (2,422)
Balance at the End of the Period at Dec. 31, 2018		16,796	55,151		159,206	(168,071)		(29,490)	134		16,929
Net income plus other comprehensive income/(loss):
Net income		9,431			9,431						9,431
Other comprehensive income/(loss)		893						893			893
Total comprehensive income/(loss)		10,324									10,324
Cash dividends paid - common stock		(5,707)			(5,707)						(5,707)
Common stock issued under employee plans		745	745								745
Purchases and sales of treasury stock under employee plans - net		19			30	(11)					19
Other treasury shares purchased, not retired		(1,331)				(1,331)					(1,331)
Changes in other equity		(5)			(5)						(5)
Changes in noncontrolling interests									10		10
Balance at the End of the Period at Dec. 31, 2019		20,841	55,895		162,954	(169,413)		(28,597)	144		20,985
Net income plus other comprehensive income/(loss):
Net income		5,590			5,590						5,590
Other comprehensive income/(loss)		(740)						(740)			(740)
Total comprehensive income/(loss)		4,850									4,850
Cash dividends paid - common stock		(5,797)			(5,797)						(5,797)
Common stock issued under employee plans		661	661								661
Purchases and sales of treasury stock under employee plans - net		110			36	74					110
Changes in noncontrolling interests									(15)		(15)
Balance at the End of the Period at Dec. 31, 2020	$ (66)	$ 20,597	$ 56,556	$ (66)	$ 162,717	$ (169,339)		$ (29,337)	$ 129	$ (66)	$ 20,727